1-08382

NYSE Regulation

LeetPAC

VIA FACSIMILE AND U.S. MAIL

December 28, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: Aktiebolaget Svensk Exportkredit (Swedish Export Credit Corporation)

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on December 21, 2007) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

U.S. $250,000,000 ELEMENTS Linked to the SPECTRUM Large Cap U.S. Sector Momentum Index developed by BNP Paribas due August 8, 2022, Medium-Term Notes, Series D

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

PROCESSED
DEC 31 2007
THOMSON FINANCIAL

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Alan S. Dunning, Cleary Gottlieb Steen & Hamilton LLP, City Place House, 55 Basinghall Street, London EC2V 5EH

352960

07056039

END